Expense Example	Jul. 27, 2026 USD ($)
T. Rowe Price Inflation Protected Bond Fund, Inc. - Investor Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 42
Expense Example, with Redemption, 3 Years	193
Expense Example, with Redemption, 5 Years	356
Expense Example, with Redemption, 10 Years	832
T. Rowe Price Inflation Protected Bond Fund, Inc. - I Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	23
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	533
T. Rowe Price Inflation Protected Bond Fund, Inc. - Z Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	$ 0